Post-employment Benefits - Summary of Plan Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 484,895	R$ 513,650
Percentage fair value of plan assets	100.00%	100.00%
Fixed income bonds [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 484,847	R$ 513,470
Percentage fair value of plan assets	99.99%	99.96%
Other [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 48	R$ 180
Percentage fair value of plan assets	0.01%	0.04%